Disposals of subsidiaries - Disposals of subsidiaries financial impacts (Details) - CNY (¥)		1 Months Ended	12 Months Ended
	Jul. 12, 2022	Oct. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2020
Net assets disposed of:
Property, plant and equipment			¥ 358,749,000	¥ 320,816,000	¥ 531,941,000
Deferred tax assets			45,765,000	61,163,000	32,646,000
Prepayments			31,471,000	31,030,000
Inventories			30,566,000	27,853,000
Cash and cash equivalents			39,289,000	12,161,000	44,384,000
Contract liabilities			236,476,000	169,725,000
Lease liabilities			(134,032,000)	(126,656,000)	¥ (214,851,000)
Non-controlling interests			29,755,000	12,222,000
Net assets of subsidiary				(125,880,000)
Other receivables, deposits and prepayments			31,692,000	25,887,000
Income tax payables			(9,018,000)	(12,738,000)
Borrowings			156,208,000	172,766,000
Trade payables			(31,256,000)	¥ (46,752,000)
Yantai Pengai Jiayan
Disposals of subsidiaries
Proportion of equity interest held (as a percent)	1.00%
Disposals of subsidiaries | Disposals of subsidiaries [Member]
Net assets disposed of:
Property, plant and equipment			2,949,000
Inventories			3,462,000
Trade and other receivables			9,911,000
Cash and cash equivalents			1,329,000
Trade payables and other payables			(22,047,000)
Contract liabilities			304,000
Non-controlling interests			(37,565,000)
Net assets of subsidiary			(49,772,000)
Loss on disposal of subsidiary			37,688,000
Consideration			(12,084,000)
Intangible assets			10,903,000
Income tax payables			(18,410,000)
Satisfied by:
Settlement of pre-existing balance			(12,084,000)
Total consideration			(12,084,000)
Analysis of the net outflow of cash and cash equivalents in respect of the disposal of subsidiary
Cash and cash equivalents disposed of			(1,329,000)
Net cash inflow in respect of disposal of subsidiary			¥ (1,329,000)
Disposals of subsidiaries | Nanchang Peng'ai Xiuqi Aesthetic Medical Hospital Co., Ltd
Net assets disposed of:
Property, plant and equipment		¥ 3,480,000
Deferred tax assets		1,449,000
Prepayments		306,000
Inventories		1,165,000
Trade and other receivables		298,000
Trade payables and other payables		(5,005,000)
Lease liabilities		(7,496,000)
Non-controlling interests		6,589,000
Net assets of subsidiary		786,000
Loss on disposal of subsidiary		2,214,000
Consideration		3,000,000
Satisfied by:
Total consideration		3,000,000
Analysis of the net outflow of cash and cash equivalents in respect of the disposal of subsidiary
Cash received		3,000,000
Net cash inflow in respect of disposal of subsidiary		3,000,000
Disposals of subsidiaries | Changsha Peng'ai Aesthetic Medical Hospital Co., Ltd
Net assets disposed of:
Property, plant and equipment		15,425,000
Goodwill		176,000
Deferred tax assets		3,435,000
Prepayments		159,000
Inventories		1,843,000
Trade and other receivables		1,844,000
Cash and cash equivalents		52,000
Trade payables and other payables		(7,461,000)
Contract liabilities		51,000
Lease liabilities		(8,304,000)
Non-controlling interests		11,551,000
Net assets of subsidiary		18,163,000
Loss on disposal of subsidiary		(13,543,000)
Income tax payables		(506,000)
Satisfied by:
Cash consideration		4,620,000
Disposals of subsidiaries | Changsha Peng'ai Xiuqi Aesthetic Medical Hospital Co., Ltd
Analysis of the net outflow of cash and cash equivalents in respect of the disposal of subsidiary
Cash received		4,620,000
Cash and cash equivalents disposed of		(52,000)
Net cash inflow in respect of disposal of subsidiary		¥ 4,568,000